DEBT - Narrative (Details)					1 Months Ended			12 Months Ended
	Apr. 07, 2021 USD ($)	Jan. 14, 2021 USD ($)	Oct. 30, 2020 USD ($) installment vessel agreement	Dec. 11, 2015 USD ($) loan installment vessel	Jul. 31, 2031 USD ($)	Jun. 30, 2023 Rate	Jul. 31, 2022 USD ($)	Dec. 31, 2023 USD ($) arrangement	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 03, 2021 USD ($)
Debt Instrument [Line Items]
Long-term debt gross								$ 1,093,836,000	$ 1,251,253,000
Long-term debt								1,060,652,000
Bank overdrafts								11,488,000	8,623,000
Total finance lease liability								$ 33,184,000	29,885,000
Maximum leverage ratio, period 1								4.50
Maximum leverage ratio, period 2								4.25
Maximum leverage ratio, thereafter								4.00
Amortization expense related to deferred debt discounts and issuance costs								$ 5,800,000	6,000,000.0	$ 2,600,000
Line of Credit
Debt Instrument [Line Items]
Current borrowing capacity								504,300,000	401,100,000
Line of Credit | Subsidiaries
Debt Instrument [Line Items]
Maximum borrowing capacity								269,600,000	252,300,000
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity											$ 600,000,000
Long-term debt gross								$ 89,750,000	183,909,000
Line of Credit | Revolving Credit Facility | Base Rate | Minimum
Debt Instrument [Line Items]
Basis spread								0.00%
Line of Credit | Revolving Credit Facility | Base Rate | Maximum
Debt Instrument [Line Items]
Basis spread								1.75%
Line of Credit | Revolving Credit Facility | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Interest rate benchmark								0.00%
Debt Instrument, Adjustment Rate | Rate						0.10%
Line of Credit | Revolving Credit Facility | Secured Overnight Financing Rate (SOFR) | Minimum
Debt Instrument [Line Items]
Basis spread								1.00%
Line of Credit | Revolving Credit Facility | Secured Overnight Financing Rate (SOFR) | Maximum
Debt Instrument [Line Items]
Basis spread								2.75%
Line of Credit | Letter of Credit
Debt Instrument [Line Items]
Revolving credit facility drawn amount								$ 5,900,000	15,000,000.0
Line of Credit | Bank overdrafts
Debt Instrument [Line Items]
Long-term debt gross								38,770,000	73,999,000
Current borrowing capacity								217,200,000	167,600,000
Long-term debt								38,800,000	74,000,000.0
Loans Payable
Debt Instrument [Line Items]
Principal amount								$ 23,100,000
Debt term								10 years
Loans Payable | SOFR
Debt Instrument [Line Items]
Basis spread								2.39%
Loans Payable | Term Loan B
Debt Instrument [Line Items]
Maximum borrowing capacity											540,000,000
Periodic principal payment								$ 1,400,000
Loans Payable | Term Loan B | Base Rate | Minimum
Debt Instrument [Line Items]
Basis spread								1.00%
Loans Payable | Term Loan B | Base Rate | Maximum
Debt Instrument [Line Items]
Basis spread								1.25%
Loans Payable | Term Loan B | Secured Overnight Financing Rate (SOFR) | Minimum
Debt Instrument [Line Items]
Basis spread								2.00%
Debt Instrument, Adjustment Rate | Rate						0.11%
Loans Payable | Term Loan B | Secured Overnight Financing Rate (SOFR) | Maximum
Debt Instrument [Line Items]
Basis spread								2.25%
Debt Instrument, Adjustment Rate | Rate						0.72%
Loans Payable | Term Loan A
Debt Instrument [Line Items]
Maximum borrowing capacity											$ 300,000,000
Periodic principal payment								$ 1,900,000
Loans Payable | Term Loan A | Base Rate | Minimum
Debt Instrument [Line Items]
Basis spread								0.00%
Loans Payable | Term Loan A | Base Rate | Maximum
Debt Instrument [Line Items]
Basis spread								1.75%
Loans Payable | Term Loan A | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Interest rate benchmark								0.00%
Debt Instrument, Adjustment Rate | Rate						0.10%
Loans Payable | Term Loan A | Secured Overnight Financing Rate (SOFR) | Minimum
Debt Instrument [Line Items]
Basis spread								1.00%
Loans Payable | Term Loan A | Secured Overnight Financing Rate (SOFR) | Maximum
Debt Instrument [Line Items]
Basis spread								2.75%
Loans Payable | Term Loan A and Term Loan B
Debt Instrument [Line Items]
Long-term debt gross								$ 810,975,000	823,875,000
Loans Payable | First Vessel Facility
Debt Instrument [Line Items]
Long-term debt								39,300,000	48,600,000
Loans Payable | Second Vessel Facility
Debt Instrument [Line Items]
Long-term debt								35,500,000	40,900,000
Loans Payable | Secured Long-Term Asset Financing Arrangement Due June 2026
Debt Instrument [Line Items]
Long-term debt								8,600,000	11,500,000
Loans Payable | Secured Long-Term Asset Financing Arrangements Due July 2026 And July 2031
Debt Instrument [Line Items]
Long-term debt								$ 9,300,000	11,300,000
Number of financing arrangements | arrangement								2
Loans Payable | Secured Long-Term Asset Financing Arrangement Due July 2026
Debt Instrument [Line Items]
Debt term								10 years
Loans Payable | Secured Long-Term Asset Financing Arrangement Due July 2026 | Minimum
Debt Instrument [Line Items]
Floor rate								5.50%
Loans Payable | Secured Long-Term Asset Financing Arrangement Due July 2026 | SOFR
Debt Instrument [Line Items]
Basis spread								5.00%
Loans Payable | Secured Long-Term Asset Financing Arrangement Due July 2031
Debt Instrument [Line Items]
Periodic principal payment							$ 10,100,000
Debt term								10 years
Interest payment							$ 400,000
Loans Payable | Secured Long-Term Asset Financing Arrangement Due July 2031 | Forecast
Debt Instrument [Line Items]
Periodic principal payment					$ 3,100,000
Loans Payable | Other long-term financing arrangements
Debt Instrument [Line Items]
Long-term debt gross								$ 17,000,000.0	$ 18,700,000
Loans Payable | Legacy Dole | First Vessel Facility
Debt Instrument [Line Items]
Number of secured loans | loan				3
Principal amount				$ 111,000,000
Number of vessels | vessel				3
Maximum percentage of vessel contract cost borrowed				70.00%
Maximum amount of vessel contract cost borrowed				$ 37,000,000
Number of installments | installment				48
Loans Payable | Legacy Dole | First Vessel Facility | SOFR | Minimum
Debt Instrument [Line Items]
Basis spread				2.00%
Loans Payable | Legacy Dole | First Vessel Facility | SOFR | Maximum
Debt Instrument [Line Items]
Basis spread				3.25%
Loans Payable | Legacy Dole | Second Vessel Facility
Debt Instrument [Line Items]
Number of secured loans | agreement			2
Principal amount			$ 49,100,000
Number of vessels | vessel			2
Maximum percentage of vessel contract cost borrowed			60.00%
Maximum amount of vessel contract cost borrowed			$ 24,500,000
Number of installments | installment			18
Proceeds from debt	$ 24,500,000	$ 24,500,000
Loans Payable | Legacy Dole | Second Vessel Facility | SOFR
Debt Instrument [Line Items]
Basis spread			3.25%